Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000743773
Calvert VP EAFE International Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	cik0000743773_SupplementTextBlock

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

Supplement to Prospectus dated May 1, 2017 and

Summary Prospectus dated May 1, 2017

The following is inserted immediately beneath the bar chart under “Performance” in the Summary Prospectus and immediately beneath the bar chart under “Performance” in “Portfolio Summaries – Calvert VP EAFE International Index Portfolio” in the Prospectus:

For the ten years ended December 31, 2016, the highest quarterly total return for Class I was 24.68% for the quarter ended June 30, 2009 and the lowest quarterly return was -20.13% for the quarter ended September 30, 2011.

May 12, 2017	25990 5.12.17

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2016, the highest quarterly total return for Class I was 24.68% for the quarter ended June 30, 2009 and the lowest quarterly return was -20.13% for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2016, the highest quarterly total return for Class I was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.13%)